Fair value measurement (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, by Balance Sheet Grouping [Table Text Block]
	As of December 31, 2012
	Quoted prices in active	Total fair value
	market for identical assets
	(Level1)
	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents	450,557	450,557	72,319
Restricted cash	668	668	107
Time deposits with financial institutions	441,294	441,294	70,832
Available-for-sale securities	21,808	21,808	3,501

	914,327	914,327	146,759

	As of December 31, 2011
	Quoted prices in active	Total fair value
	market for identical assets
	(Level1)
	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents	245,813	245,813	39,056
Restricted cash	665	665	106
Time deposits with financial institutions	519,201	519,201	82,492
Available-for-sale securities	33,678	33,678	5,351

	799,357	799,357	127,005